1. BACKGROUND (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Total assets	$ 643,885		$ 643,885		$ 553,119
Total liabilities	391,079		391,079		300,314
Revenues	253,197	172,104	411,638	243,459
Net loss	4,399	4,360	1,800	4,773
VIEs
Total assets	543,667		543,667		407,289
Total liabilities	303,186		303,186		212,469
Revenues			23,910	16,501
Net loss			$ (4,604)	$ (6,674)